Accounts Receivable	12 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable amounted to $2,495,301 and $2,750,214 as of March 31, 2025 and 2024, respectively. There was no allowance for credit losses recorded for both years as all of the accounts receivable balance as of March 31, 2025 and 2024.

Approximately 99.1% or $2,473,101 of the March 31, 2025 accounts receivable balance has been subsequently collected as of the date the Company’s consolidated financial statements are released. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of March 31, 2025	Subsequent collection (1)	% of subsequent collection(1)
Overdue but within 1 year	$541,427	$533,544	98.5%
Not yet due	1,953,874	1,939,557	99.3%
Total gross accounts receivable	2,495,301	2,473,101	99.1%
Allowance for credit losses	-	-	-
Accounts receivable	$2,495,301	$2,473,101	99.1%

Accounts receivable by aging bucket	Balance as of March 31, 2024	Subsequent collection	% of subsequent collection(2)
Overdue but within 1 year	$594,421	$594,421	100%
Not yet due	2,155,793	2,155,793	100%
Total gross accounts receivable	2,750,214	2,750,214	100%
Allowance for credit losses	-	-	-
Accounts receivable	$2,750,214	$2,750,214	100%

(1)	The amount of subsequent collection is as of July 15, 2025.

(2)	As of July 22, 2024, 99.5% of the overdue amounts (within one year) and 98.9% of the amounts not yet due had been collected. The remaining balances were fully collected during the fiscal year 2025.